Condensed consolidated income statement - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement [LineItems]
Insurance revenue	€ 5,043	€ 5,312
Insurance service expenses	(5,455)	(5,177)
Net income / (expenses) on reinsurance held	408	185
Insurance service result	(4)	319
Interest revenue on financial instruments calculated using the effective interest method	1,356	1,396
Interest revenue on financial instruments measured at FVPL	321	382
Other investment income	772	781
Results from financial transactions	7,489	6,467
Impairment losses / (reversals)	(58)	(80)
Insurance finance income / (expenses)	(10,243)	(9,246)
Net reinsurance finance income / (expenses) on reinsurance held	325	382
Interest expenses	(101)	(114)
Insurance net investment result	(138)	(32)
Interest revenue on financial instruments calculated using the effective interest method	313	265
Interest revenue on financial instruments measured at FVPL	84	26
Other investment income	553	318
Results from financial transactions	4,297	3,212
Impairment losses / (reversals)	(14)	(38)
Insurance finance income / (expenses)	(5,081)	(3,654)
Interest expenses	(21)	(21)
Other net investment result	131	107
Interest charges	(95)	(90)
Financing net investment result	(95)	(90)
Total net investment result	(102)	(15)
Fee and commission income	1,197	1,057
Other operating expenses	(1,456)	(1,587)
Other income / (charges)	79	(48)
Other result	(180)	(579)
Result before share in profit / (loss) of joint ventures, associates and tax	(286)	(275)
Share in profit / (loss) of joint ventures	115	103
Share in profit / (loss) of associates	36	(13)
Result before tax	(136)	(186)
Income tax (expense) / benefit	70	69
Net result	(65)	(117)
Net result from discontinued operations		(82)
Net result from continuing and discontinued operations	(65)	(199)
Net income/ (loss) attributes to:
Net result attributable to owners of Aegon Ltd.	(52)	(201)
Non-controlling interest	€ (13)	€ 2
Earnings per share (EUR per share)
Basic earnings per common share	€ (0.05)	€ (0.12)
Diluted earnings per common share	(0.05)	(0.12)
Common share B [member]
Earnings per share (EUR per share)
Basic earnings per common share	0	0
Diluted earnings per common share	€ 0	€ 0